Note 12 - Income Taxes (Details) - Components of Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense [Abstract]
Current	$ 731	$ 836
Deferred	(38)	(164)
	693	672
State, current	30	22
	$ 723	$ 694